CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss from operations	$ (166,151)	$ (13,358)
cash used in operating activities:
Paid in capital	10,000	0
Common stock issued for services	0	0
Changes in:
Receivables & Due from related party	38,399	(5,000)
Accruals & Due to related party		5,750
Net cash used in operating activities	(104,307)	(12,608)
Cash flows from investing activities
Net cash used in investing activities	0	0
Cash flows from financing activities
Proceed from common stock	117,453	0
NCI	5,851
Net cash provided by financing activities	123,304	12,500
Net decrease in cash	18,997	(108)
Cash, beginning of period	702	810
Cash, end of period	$ 19,699	$ 702